Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 051
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting guidance establishes a framework for measuring fair value. That framework classifies assets and liabilities measured at fair value into one of three levels based on the lowest level of input significant to the valuation. The three levels are defined as follows:
•Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.
•Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

The following is a description of the valuation methodologies used for instruments held by the Plan measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.
Non-Pooled Separate Account
The non-pooled separate account consists of common stock of the Company, which is valued at the last reported sales price on the last business day of the period, and a portion of uninvested cash, which is reported at carrying value as maturities are less than three months. This non-pooled separate account is deemed to be a Level 1 investment. Participants are authorized to invest up to 100% of the fair value of their net assets available for benefits in this fund. The Company has implemented a dividend pass through election for its participants.
As directed by Empower Trust Company, LLC, the Plan’s independent fiduciary, the trustee will vote any allocated shares for which it has not received a voting instruction from the participant, as well as any unallocated shares, in the same proportion as those allocated shares for which participants have provided their voting instructions, unless contrary to ERISA. For tender or exchange offers, participants shall have the same rights as for voting, except that any shares for which participants have not provided a tender or exchange direction, will not be tendered or exchanged.

This fund is approximately 16% and 22% of the total investments in the Plan at December 31, 2025 and December 31, 2024, respectively.

Mutual Funds
The fair value of mutual funds are determined by net asset value (NAV) of shares held by the Plan on the last trading day of the Plan year based on quoted market prices and are deemed to be Level 1 investments.
Self-Directed Brokerage Assets
The self-directed brokerage assets consist of common stock and mutual funds, which are valued at the last reported sales price on the last business day of the period/year, and uninvested cash, which is recorded at carrying value as maturities are less than three months. These assets are deemed to be a Level 1 investment.
Separate Trust Accounts - Mutual Funds
The mutual funds are held in separate investment accounts, which are valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, which include a mix of U.S. and international equities, fixed income investments, and cash. There are no restrictions on redemptions and no unfunded commitments.
•The U.S. equities investments include a mix of predominately U.S. common stocks, bonds, and cash.
•The international equities investment includes a mix of predominately foreign common stocks and cash.
•The fixed income investment includes a mix of domestic and foreign securities, including corporate obligations, government securities, mortgage-backed and other asset-backed securities, preferred stocks, and cash.

Separate Trust Accounts - Collective Trust Funds
The collective trust funds are held in separate investment accounts, which are valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, which include a mix of U.S. and international equities, fixed income investments, and cash. There are no restrictions on redemptions and no unfunded commitments.
•The LifePath funds are target retirement date funds and include investments in highly diversified funds designed to remain appropriate for investors in terms of risk through a variety of life circumstances. These funds contain a mix of domestic and foreign equities, fixed income investments, and cash.
•The U.S. equities funds include a mix of predominately U.S. common stocks, bonds, and cash.
•The international equities fund includes a mix of predominately foreign common stocks and cash.
•The fixed income fund includes a mix of domestic and foreign securities, including corporate obligations, government securities, mortgage-backed and other asset-backed securities, domestic and foreign common stocks, and cash.
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair Value Measurements at December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$28,865,231	$28,865,231	$—	$—

Mutual funds	3,813,899	3,813,899	—	—

Self-directed brokerage accounts	1,493,415	1,493,415	—	—
Total investments in the fair value hierarchy	34,172,545	$34,172,545	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	112,000,820
Total separate trust accounts	112,000,820
Total investments at fair value	$146,173,365

	Fair Value Measurements at December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$41,379,535	$41,379,535	$—	$—

Mutual funds	3,303,395	3,303,395	—	—

Self-directed brokerage accounts	1,379,499	1,379,499	—	—
Total investments in the fair value hierarchy	46,062,429	$46,062,429	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	98,522,415
Total separate trust accounts	98,522,415
Total investments at fair value	$144,584,843